Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Summary of the Group's operating segment results

There was no significant transaction between reportable segments for the years ended December 31, 2011, 2012 and 2013 (in thousands).

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Total revenues:
Online game services	6,552,431	7,287,063	8,308,618
Advertising services	795,422	850,157	1,094,623
E-mail, wireless value-added services and others	124,898	242,741	368,014
Total revenues	7,472,751	8,379,961	9,771,255

Sales tax expense (Note 11(b)):
Online game services	(103,824)	(86,478)	(444,154)
Advertising services	(75,349)	(82,680)	(107,156)
E-mail, wireless value-added services and others	(2,926)	(9,847)	(23,770)
Total Sales taxes	(182,099)	(179,005)	(575,080)

Net revenues:
Online game services	6,448,607	7,200,585	7,864,464
Advertising services	720,073	767,477	987,467
E-mail, wireless value-added services and others	121,972	232,894	344,244
Total net revenues	7,290,652	8,200,956	9,196,175

Cost of revenues:
Online game services	(1,859,176)	(1,872,734)	(1,649,803)
Advertising services	(380,201)	(474,165)	(461,286)
E-mail, wireless value-added services and others	(132,911)	(231,168)	(367,427)
Total cost of revenues	(2,372,288)	(2,578,067)	(2,478,516)

Gross profit (loss):
Online game services	4,589,431	5,327,851	6,214,661
Advertising services	339,872	293,312	526,181
E-mail, wireless value-added services and others	(10,939)	1,726	(23,183)
Total gross profit	4,918,364	5,622,889	6,717,659